Financial structure and financial costs - Analysis by currency and interest rate (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 46,861	$ 39,449	$ 40,661
Percentage of net noncurrent debt	100.00%	100.00%	100.00%
U.S. dollar
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 43,276	$ 38,120	$ 38,703
Percentage of net noncurrent debt	92.00%	97.00%	95.00%
Euro
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 2,639	$ 1,103	$ 724
Percentage of net noncurrent debt	6.00%	3.00%	2.00%
Norwegian Crown
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 81	$ 27	$ 975
Percentage of net noncurrent debt	0.00%		2.00%
Other currencies
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 865	199	$ 259
Percentage of net noncurrent debt	2.00%		1.00%
Fixed rate
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 26,985	$ 18,139	$ 18,332
Percentage of net noncurrent debt	58.00%	46.00%	45.00%
Floating rate
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 19,876	$ 21,310	$ 22,329
Percentage of net noncurrent debt	42.00%	54.00%	55.00%